Fair value measurement - Silver stream embedded derivative, key inputs were used (Details)	12 Months Ended
	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)
Key inputs used for valuation
Percentage of assets	5.00%
Percentage of possible decrease in unobservable assets	5.00%
Silver stream embedded derivative | Spot price
Key inputs used for valuation
Significant unobservable input, asset	28.91	24.13
Percentage of liabilities	5.00%
Increase (decrease) in fair value	$ 4,421,000
Percentage of possible decrease in unobservable liabilities	5.00%
Increase (decrease) in fair value measurement liabilities	$ 4,421,000
Increase in fair value measurement assets		$ 3,631,000
Decrease in fair value measurement assets		$ 3,631,000
Silver stream embedded derivative | Own credit spread
Key inputs used for valuation
Significant unobservable input, asset	7.99	8.26